Consolidated Variable Interest Entities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Consolidated Variable Interest Entities

Our condensed consolidated balance sheets included the assets and liabilities of these entities, which primarily consisted of the following:

	September 30,	December 31,
($ in millions)	2017	2016
Restricted cash	$19	$10
Timeshare financing receivables, net	477	244
Non-recourse debt(1)	484	244

(1)	Net of deferred financing costs.

Our consolidated balance sheets included the assets and liabilities of these entities, which primarily consisted of the following:

	December 31,
($ in millions)	2016	2015
Restricted cash	$10	$13
Timeshare financing receivables, net	244	350
Non-recourse debt (1)	244	352

(1)	Net of deferred financing costs.